Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents to Statement of Cash Flows

Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2025	2024
	MCh$	MCh$
Cash and deposits in banks:
Cash (*)	900,264	879,130
Deposit in Chilean Central Bank (*)	1,347,525	1,036,476
Deposits in domestic banks	8,862	12,767
Deposits in abroad banks	334,335	770,703
Subtotal - Cash and deposits in banks	2,590,986	2,699,076

Net transactions in the course of settlement (**)	(149,753)	88,851
Cash equivalents (***)	492,943	476,610
Total cash and cash equivalents	2,934,176	3,264,537
(*)	The level of funds in cash and in the Central Bank of Chile responds to regulations on reserve requirements that the bank must maintain on average in monthly periods.

(**)	Pending clearing operations with the Central Bank of Chile and foreign banks. Settlement for these transactions is normally finalized within 12 or 24 business hours since transactions took place.

(***)	Refers to financial instruments that meet the criteria to be considered as “cash equivalents” as defined by IAS 7, i.e., to qualify as “cash equivalents” investments in debt financial instruments must be: short-term with an original maturity of 90 days or less from the date of acquisition, highly liquid, readily convertible to known amounts of cash from the date of initial investment, and that the financial instruments are exposed to an insignificant risk of changes in their value.

Schedule of Net Ongoing Clearance Operations

The detail of the balances included under net ongoing clearance operations is as follows:

	2025	2024
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	115,967	109,635
Funds receivable	298,452	262,821
Subtotal transactions in the course of collection	414,419	372,456

Liabilities
Funds payable	(564,172)	(283,605)
Subtotal transactions in the course of payments	(564,172)	(283,605)
Net transactions in the course of settlement	(149,753)	88,851